GENERAL	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Nature of Operations [Text Block]
NOTE 1:- GENERAL

a.	Business overview:

AudioCodes Ltd. (the "Company") and its subsidiaries (together the "Group") design, develop and market products and services for voice, data and video over IP networks to service providers and channels (such as distributors), OEMs, network equipment providers and systems integrators.
The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America and Israel.

b.	Acquisition of Natural Speech Communication Ltd. ("NSC"):

Through December 31, 2009, the Company had invested an aggregate of $ 8,418 in NSC, a privately-held company engaged in speech recognition. As of December 31, 2009, the Company owned 59.7% of the outstanding share capital of NSC, which has been consolidated into the financial results of the Company since December 2008.

In January 2010, the Company entered into an agreement to acquire all of the outstanding equity of NSC that it did not own as of December 31, 2009. The closing of the transaction occurred in May 2010. Pursuant to the agreement, the Company purchased the remaining 40.3% of the shares from NSC's non-controlling shareholders for a maximum total consideration of $ 1,733. The payment of the total consideration can be made, at the Company's option, in any combination of cash and the Company's shares. In accordance with the agreement, $ 838 was paid through December 31, 2012. An additional amount of $ 395 was paid in March 2013. An additional earn-out of $ 120 was paid in April 2013, since certain aggregate revenue milestones were met for the years ended December 31, 2010, 2011 and 2012.

c.	Asset Purchase Agreement with Mailvision Ltd ("Mailvision"):

In April 2013, the Company entered into an asset purchase agreement with Mailvision, in which the Company held 29.2% of the outstanding share capital. Pursuant to the agreement, in May 2013, the Company acquired certain assets and assumed certain liabilities of Mailvision., an Israeli company which develops, markets and licenses VoIP solutions for mobile, PC and tablet devices for telecom operators and service providers (see also Note 3).

d.
The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components at comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.

e.
The Group's major customer in the nine months ended September 30, 2013, and 2012, accounted for 16.2% and 12.7% of the Group's revenues in those periods, respectively. No other customer accounted for more than 10% of the Group's revenues in those periods.